Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide BNY Mellon Disciplined Value Fund
Supplement dated March 16, 2023 to the Prospectus dated February 28, 2023
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide BNY Mellon Disciplined Value Fund
Effective immediately, the Prospectus is amended as follows:
1.
The Nationwide BNY Mellon Disciplined Value Fund is renamed the “Nationwide BNY Mellon Dynamic U.S. Equity Income Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

2.	The first sentence in the second paragraph under the heading “Principal Investment Strategies” on page 12 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers, primarily common stocks.

Nationwide BNY Mellon Disciplined Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide BNY Mellon Disciplined Value Fund
Supplement dated March 16, 2023 to the Prospectus dated February 28, 2023
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide BNY Mellon Disciplined Value Fund
Effective immediately, the Prospectus is amended as follows:
1.
The Nationwide BNY Mellon Disciplined Value Fund is renamed the “Nationwide BNY Mellon Dynamic U.S. Equity Income Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

2.	The first sentence in the second paragraph under the heading “Principal Investment Strategies” on page 12 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers, primarily common stocks.